Share-based payment reserve - Equity settled - recognised directly in equity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 986	R 1,033	R 1,164
Long-term incentives
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	891	909	1,001
Sasol Khanyisa Employee Share Ownership Plan (ESOP): Tier 2 - Qualifying employees
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 95	R 124	R 163